Loans and Allowance for Credit Losses (Outstanding Recorded Investment Balances of Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		¥ 809,425	¥ 927,751
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	508,498	592,578
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	334,467	409,500
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	7,778	8,881
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	37,645	38,953
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	27,192	32,864
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	77,857	82,968
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	256	11
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	5,580	6,133
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	11,523	6,486
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	6,200	6,782
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	66,221	96,168
Residential [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	45,957	50,213
Card [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	69,848	72,311
MUAH [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	66,593	69,830
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	52,308	46,651
Nonaccrual [Member] | Card [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		39,381	39,747
Nonaccrual [Member] | MUAH [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		30,926	45,122
Nonaccrual [Member] | Krungsri [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		¥ 23,236	¥ 18,998

[1]	TDRs for the Commercial and Residential segments include accruing loans and do not include nonaccrual loans.
[2]	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2017 and September 30, 2017 are nonaccrual TDRs as follows: ¥39,747 million and ¥39,381 million-Card; ¥45,122 million and ¥30,926 million-MUAH; and ¥18,998 million and ¥23,236 million-Krungsri, respectively.